Long-term debt (Tables)	12 Months Ended
Mar. 30, 2013
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 30, 2013	March 31, 2012
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility and bear interest at an annual rate of the greater of 9.5% per annum or one-month LIBOR based rate plus 6.5% with a four-year term expiring in June 2015.	$18,000	$18,000
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment related to the land component and is repayable in monthly installments of approximately $165,185 (Cdn$167,762). The balance at March 30, 2013 and March 31, 2012 was Cdn$13,981,000 and Cdn$14,333,000, respectively.	13,767	14,346
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $205,133 (Cdn$208,333), secured by the assets of the Company. The balance at March 30, 2013 and March 31, 2012 was Cdn$7,708,000 and Cdn$10,000,000, respectively.	7,590	10,009
Obligations under capital leases, at annual interest rates between 6% and 10%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to April 2018.	388	2,289
Cash advance provided by the Company’s controlling shareholder bearing interest at an annual rate of 11%, net of withholding taxes (Note 14(c))	1,500	5,000
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 3.5%, repayable beginning in May 2009 in 20 monthly capital repayments of $34,462 (Cdn$35,000) and thereafter 40 monthly payments of $54,155 (Cdn$55,000), secured by the assets of the Company and subject to certain financial covenants. The balance at March 30, 2013 and March 31, 2012 was Cdn$660,000 and Cdn$1,320,000, respectively. (b)	650	1,321

	41,895	50,965
Current portion of long-term debt	3,795	5,567

	$38,100	$45,398

Summary of Future Minimum Lease Payments for Capital Leases
(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2014	$2,160
2015	2,127
2016	2,093
2017	2,217
2018	2,190
Thereafter	12,410

23,197
Less imputed interest	9,042

$14,155

Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease
(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2014	$3,795
2015	3,182
2016	21,224
2017	1,183
2018	1,059
Thereafter	11,452

$41,895